Redeemable Noncontrolling Interest (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) vote shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Apr. 01, 2021	Apr. 01, 2018	Apr. 01, 2015 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Number of stockholder votes to approve actions | vote	1
Fair value at date of acquisition						$ 411.5
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, Beginning of year	$ 214.5	$ 503.7	$ 483.7
Net income attributable to NCI	9.7	5.7	5.9
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	4.6	(3.3)	2.3
Stock Issued During Period, Value, Stock Options Exercised Attributable to Redeemable Noncontrolling Interest	7.7	9.4	3.4
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(11.2)	(298.2)	0.0
Adjustment to carrying amount of redeemable noncontrolling interest	0.3	(2.8)	8.4
Balance, End of year	$ 225.6	$ 214.5	$ 503.7
ARX Holding Corp.
Redeemable Noncontrolling Interest [Line Items]
Number of Shares Put Pursuant to Stockholders' Agreement | shares		204,527
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares		5,483
Payments to Acquire Interest in Subsidiaries and Affiliates		$ 295.9
Equity interest percentage	87.10%	86.80%	69.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	10,438
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 16.0
ARX Holding Corp. | Forecast
Redeemable Noncontrolling Interest [Line Items]
Equity interest percentage				100.00%
Lower Limit
Redeemable Noncontrolling Interest [Line Items]
Multiple for determining purchase price of shares	1.0
Lower Limit | ARX Holding Corp.
Redeemable Noncontrolling Interest [Line Items]
Equity interest percentage					80.00%
Upper Limit
Redeemable Noncontrolling Interest [Line Items]
Multiple for determining purchase price of shares	2.0